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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

H&Q Healthcare Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	06/30/11

Item 1.  Schedule of Investments.

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2011

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS — 7.3% of Net Assets

	Convertible Preferred and Warrants (Restricted)(a) (b) — 7.2%

	Biotechnology/Biopharmaceuticals — 0.7%
2,831,651	Euthymics Biosciences, Inc. Series A	$2,831,651
358,852	MacroGenics, Inc. Series D	234,007
		3,065,658
	Drug Discovery Technologies — 1.1%
2,380,953	Agilix Corporation Series B (c)	5,952
375,000	Ceres, Inc. Series C	2,437,500
32,193	Ceres, Inc. Series C-1	209,255
280,105	Ceres, Inc. Series D	1,820,682
40,846	Ceres, Inc. Series F	265,499
8,170	Ceres, Inc. warrants (expiration 9/05/15)	0
		4,738,888
	Healthcare Services — 1.2%
5,384,615	PHT Corporation Series D (c)	4,200,000
1,204,495	PHT Corporation Series E (c)	939,506
149,183	PHT Corporation Series F (c)	116,363
		5,255,869
	Medical Devices and Diagnostics — 4.2%
3,424,756	CardioKinetix, Inc. Series C (c)	762,351
6,155,027	CardioKinetix, Inc. Series D (c)	800,153
N/A	CardioKinetix, Inc. warrants (expiration 12/11/19) (c) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 6/03/20) (c) (d)	0
4,852,940	Concentric Medical, Inc. Series B (c)	2,523,529
1,744,186	Concentric Medical, Inc. Series C (c)	906,977
683,000	Concentric Medical, Inc. Series D (c)	355,160
652,013	Concentric Medical, Inc. Series E (c)	339,047
3,669,024	Labcyte, Inc. Series C	1,920,000
3,109,861	Magellan Biosciences, Inc. Series A	3,109,861
142,210	Magellan Biosciences, Inc. warrants (expiration 4/01/19)	0
11,335	Magellan Biosciences, Inc. warrants (expiration 5/06/19)	0
1,547,988	OmniSonics Medical Technologies, Inc. Series A-1	1,548
1,263,099	OmniSonics Medical Technologies, Inc. Series B-1	1,263
13,823,805	Palyon Medical Corporation Series A (c)	2,211,809
65,217	TherOx, Inc. Series H	74,608
149,469	TherOx, Inc. Series I	170,992
4,720,000	Tibion Corporation	2,360,000
3,750,144	Veniti, Inc. Series A (c)	3,245,000
		18,782,298
		31,842,713

The accompanying notes are an integral part of these financial statements.

PRINCIPAL AMOUNT		VALUE
	Convertible Notes (Restricted) — 0.1%

	Medical Devices and Diagnostics — 0.1%
$354,119	CardioKinetix, Inc., Cvt. Promissory Notes, 4.25% due 12/11/11 (a) (c)	$354,119
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $45,274,767)	32,196,832

SHARES
	COMMON STOCKS AND WARRANTS — 83.5%

	Biotechnology/Biopharmaceuticals — 28.7%
66,367	Acorda Therapeutics, Inc. (b)	2,144,318
132,328	Alexion Pharmaceuticals, Inc. (b)	6,223,386
69,141	Allergan, Inc.	5,755,988
599,384	Amarin Corporation plc (b)	8,673,087
149,435	Amgen, Inc. (b)	8,719,532
127,686	Amylin Pharmaceuticals, Inc. (b)	1,705,885
5,910,745	Antisoma plc (b) (e)	251,469
118,000	Athersys, Inc. warrants (Restricted, expiration 6/08/12) (a) (b)	0
155,900	Baxter International, Inc.	9,305,671
163,211	Celgene Corporation (b)	9,844,888
228,177	Cubist Pharmaceuticals, Inc. (b)	8,212,090
250,930	Dendreon Corporation (b)	9,896,679
692,955	Elan Corporation plc (b) (f)	7,878,898
332,740	Gilead Sciences, Inc. (b)	13,778,764
256,960	Human Genome Sciences, Inc. (b)	6,305,798
867,746	Inhibitex, Inc. (b)	3,401,564
86,755	Ironwood Pharmaceuticals, Inc. (b)	1,363,789
505,113	Neurocrine Biosciences, Inc. (b)	4,066,160
192,340	Seattle Genetics, Inc. (b)	3,946,817
103,000	United Therapeutics Corporation (b)	5,675,300
169,200	Vertex Pharmaceuticals, Inc. (b)	8,796,708
56,426	XenoPort, Inc. (b)	401,753
		126,348,544
	Drug Delivery — 2.6%
9,200,000	A.P. Pharma, Inc. (Restricted) (a) (b) (c)	1,987,200
4,600,000	A.P. Pharma, Inc. warrants (Restricted, expiration 7/01/16) (a) (b) (c)	0
255,468	Alkermes, Inc. (b)	4,751,705
920,400	IntelliPharmaCeutics International, Inc. (b) (c)	3,663,192
460,200	IntelliPharmaCeutics International, Inc. warrants (Restricted, expiration 2/01/13) (a) (b) (c)	547,638
460,200	IntelliPharmaCeutics International, Inc. warrants (Restricted, expiration 2/01/16) (a) (b) (c)	639,678
		11,589,413
	Drug Discovery Technologies — 1.1%
244,509	Incyte Corporation (b)	4,631,000

The accompanying notes are an integral part of these financial statements.

SHARES		VALUE
	COMMON STOCKS AND WARRANTS — continued

	Drug Discovery Technologies — continued
70	Zyomyx, Inc. (Restricted) (a) (b)	$18
		4,631,018
	Generic Pharmaceuticals — 7.7%
983,334	Akorn, Inc. (b)	6,883,338
348,288	Mylan, Inc. (b)	8,592,265
90,637	Perrigo Company	7,964,273
183,489	Teva Pharmaceutical Industries Ltd. (f)	8,847,839
25,075	Watson Pharmaceuticals, Inc. (b)	1,723,405
		34,011,120
	Healthcare Services — 19.3%
360,218	Aetna, Inc.	15,882,012
222,222	Aveta, Inc. (Restricted) (a) (g)	1,999,998
242,150	CVS Caremark Corporation	9,099,997
106,733	Express Scripts, Inc. (b)	5,761,447
116,133	Laboratory Corporation of America Holdings (b)	11,240,513
85,292	McKesson Corporation	7,134,676
133,928	Medco Health Solutions, Inc. (b)	7,569,611
208,165	PAREXEL International Corporation (b)	4,904,367
63,788	Pharmaceutical Product Development, Inc.	1,712,070
36,102	UnitedHealth Group, Inc.	1,862,141
226,433	WellPoint, Inc.	17,836,127
		85,002,959
	Medical Devices and Diagnostics — 16.1%
325,937	Boston Scientific Corporation (b)	2,252,225
160,000	Ceracor Laboratories, Inc. (Restricted) (a) (b)	96,728
96,653	Covidien plc (e)	5,144,839
30,774	Danaher Corporation	1,630,714
159,672	Hologic, Inc. (b)	3,220,584
52,232	iCAD, Inc. 12 Month Lock-up (Restricted) (a)	52,101
208,926	iCAD, Inc. 18 Month Lock-up (Restricted) (a)	197,435
65,349	IDEXX Laboratories, Inc. (b)	5,068,469
79,316	Illumina, Inc. (b)	5,960,597
144,750	Kinetic Concepts, Inc. (b)	8,341,943
114,189	Life Technologies Corporation (b)	5,945,821
77,669	Medtronic, Inc.	2,992,587
830,292	Medwave, Inc. (b) (c)	2,491
207,573	Medwave, Inc. warrants (Restricted, expiration 8/21/11) (a) (b) (c)	0
93,008	OmniSonics Medical Technologies, Inc. (Restricted) (a) (b)	93
91,019	Palomar Medical Technologies, Inc. (b)	1,026,694
430,591	PerkinElmer, Inc.	11,587,204
89,600	Quest Diagnostics, Inc.	5,295,360
208	Songbird Hearing, Inc. (Restricted) (a) (b)	139
25,838	The Cooper Companies, Inc.	2,047,403
71,500	Thermo Fisher Scientific, Inc. (b)	4,603,885

The accompanying notes are an integral part of these financial statements.

SHARES		VALUE
	COMMON STOCKS AND WARRANTS — continued

	Medical Devices and Diagnostics — continued
89,000	Zimmer Holdings, Inc. (b)	$5,624,800
		71,092,112
	Pharmaceuticals — 8.0%
254,326	Forest Laboratories, Inc. (b)	10,005,185
106,800	Merck & Company, Inc.	3,768,972
30,750	Pharmasset, Inc. (b)	3,450,150
118,000	Salix Pharmaceuticals, Ltd. (b)	4,699,940
56,068	Sanofi, CVR (expiration 12/31/20) (b) (h)	135,124
63,532	Shire plc (f)	5,985,350
302,433	Warner Chilcott plc	7,297,708
		35,342,429
	TOTAL COMMON STOCKS AND WARRANTS (Cost $295,203,045)	368,017,595

	MUTUAL FUND — 1.6%
	Mutual Fund — 1.6%
64,428	iShares Nasdaq Biotechnology Index Fund	6,871,890
	TOTAL MUTUAL FUND (Cost $5,663,838)	6,871,890

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT — 6.9%
$30,470,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $30,470,008 (collateralized by U.S. Treasury Note 1.75%, 05/31/16, market value $31,081,892); 0.01%, dated 6/30/11, due 07/01/11	30,470,000
	TOTAL SHORT-TERM INVESTMENT (Cost $30,470,000)	30,470,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS — 99.3% (Cost $376,611,650)	437,556,317

INTEREST
	MILESTONE INTERESTS (Restricted) (a) (b) — 2.5%
	Biotechnology/Biopharmaceuticals — 1.4%
1	Targegen Milestone Interest	6,038,660
	Medical Devices and Diagnostics — 1.1%
1	Interlace Medical Milestone Interest	3,922,489
1	Xoft Milestone Interest	945,812
		4,868,301
	TOTAL MILESTONE INTERESTS	10,906,961

The accompanying notes are an integral part of these financial statements.

SHARES		VALUE
	TOTAL INVESTMENTS - 101.8% (Cost $387,182,904)	$448,463,278
	OTHER LIABILITIES IN EXCESS OF ASSETS — (1.8)%	(7,923,278)
	NET ASSETS - 100%	$440,540,000

(a)	Security fair valued.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $23,600,165).
(d)	Number of warrants to be determined at a future date.
(e)	Foreign Security.
(f)	American Depository Receipt.
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Contingent Value Rights.

The accompanying notes are an integral part of these financial statements.

H&Q HEALTHCARE INVESTORS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

(continued)

(unaudited)

Other Information

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 to value the Fund’s net assets:

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Securities and Warrants
Biotechnology/Biopharmaceuticals	—	—	$3,065,658	$3,065,658
Drug Discovery Technologies	—	—	4,738,888	4,738,888
Healthcare Services	—	—	5,255,869	5,255,869
Medical Devices and Diagnostics	—	—	19,136,417	19,136,417
Common Stocks and Warrants
Biotechnology/Biopharmaceuticals	$126,348,544	—	—	126,348,544
Drug Delivery	8,414,897	—	3,174,516	11,589,413
Drug Discovery Technologies	4,631,000	—	18	4,631,018
Generic Pharmaceuticals	34,011,120	—	—	34,011,120
Healthcare Services	83,002,961	—	1,999,998	85,002,959
Medical Devices and Diagnostics	70,745,616	—	346,496	71,092,112
Pharmaceuticals	35,342,429	—	—	35,342,429
Mutual Fund	6,871,890	—	—	6,871,890
Short-Term Investment	—	30,470,000	—	30,470,000
Milestone Interests
Biotechnology/Biopharmaceuticals	—	—	6,038,660	6,038,660
Medical Devices and Diagnostics	—	—	4,868,301	4,868,301
Other Assets	—	—	1,577,229	1,577,229
Total	$369,368,457	$30,470,000	$50,202,050	$450,040,507

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2010	Realized gain/loss and change in unrealized appreciation (depreciation)	Net purchases	Net sales	Net transfers in (out of) Level 3	Balance as of June 30, 2011
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	$814,382	$32,520	$2,534,504	$(315,748)	$—	$3,065,658
Drug Discovery Technologies	4,874,746	7,715	235	(143,808)	—	4,738,888
Healthcare Services	5,255,869	(637)	637	—	—	5,255,869
Medical Devices and Diagnostics	20,020,123	5,227,469	6,447,305	(12,558,480)	—	19,136,417
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	1,180	(1,180)	—	—	—	—
Drug Delivery	—	1,794,516	3,681,000	—	(2,301,000)	3,174,516
Drug Discovery Technologies	18	—	—	—	—	18
Generic Pharmaceuticals	76,845	(76,845)	—	—	—	—
Healthcare Services	2,222,220	(222,222)	—	—	—	1,999,998
Medical Devices and Diagnostics	97,193	(78,659)	327,962	—	—	346,496
Milestone Interests
Biotechnologies/Biopharmaceuticals	6,225,114	(186,454)	—	—	—	6,038,660
Medical Devices and Diagnostics	—	160,392	4,707,909	—	—	4,868,301
Other Assets	1,266,445	—	720,714	(409,930)	—	1,577,229
Total	$40,854,135	$6,656,615	$18,420,266	$(13,427,966)	$(2,301,000)	$50,202,050

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2011						$(525,995)

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2010-06, Improving Disclosures about Fair Valuation Measurements (ASU 2010-06). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 effective for interim and annual reporting periods beginning after December 15, 2009. For the period ending June 30, 2011, there were no transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the impact it will have on its financial statements.

Investment Valuation

Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices. Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. Publicly traded investments for which market quotations are not readily available or whose quoted price may otherwise not reflect fair value, the fair value of convertible preferred, warrants or convertible note interests in private companies, milestone interests and other restricted securities are valued in good faith by Hambrecht & Quist Capital Management LLC (the “Adviser”) pursuant to valuation policies and procedures approved by the Trustees. Such values are subject to regular oversight and ratification by the Trustees. Because of the uncertainty of fair valuations, these estimated values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material. Each such fair value determination is based on a consideration of relevant factors. Factors the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the issuer, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Publicly traded warrants are valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Federal Income Tax Cost

At June 30, 2011, the cost of securities for Federal income tax purposes was $387,182,904. The net unrealized gain on securities held by the Fund was $61,280,374, including gross unrealized gain of $95,724,327 and gross unrealized loss of $34,443,953.

Affiliated Transactions

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended June 30, 2011were as follows:

Issuer	Value on September 30, 2010	Purchases	Sales	Income	Value on June 30, 2011

Agilix Corporation	$141,809	$—	$—	$—	$5,952
A.P. Pharma, Inc.	—	1,380,000	—	—	1,987,200
CardioKinetix, Inc.	3,068,236	781,073	354,119	20,159	1,916,623
Concentric Medical, Inc.	4,124,713	—	—	—	4,124,713
Elemé Medical, Inc.	1,684,430	27,019	—	—	—
IntelliPharmaCeutics International, Inc.	—	2,301,000	—	—	4,850,508
Interlace Medical, Inc.	2,065,000	—	11,033,541	—	—
Medwave, Inc.	1,661	—	—	—	2,491
Palyon Medical Corporation	2,211,809	—	—	—	2,211,809
PHT Corporation	5,255,869	—	—	—	5,255,869
Veniti, Inc.	—	3,244,999	—	—	3,245,000
	$18,553,527	$7,734,091	$11,387,660	$20,159	$23,600,165

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 11% of the Fund’s net assets at June 30, 2011.

At June 30, 2011, the Fund had commitments of $304,437 relating to additional investments in two private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2011. The Fund on its own does not have the right to demand that such securities be registered.

			Carrying
	Acquisition		Value
Security (j)	Date	Cost	per Unit	Value
Agilix Corporation
Series B Cvt. Pfd.	11/08/01	$2,351,693	$0.003	$5,952
A.P. Pharma, Inc.
Common	06/30/11	1,380,000	0.22	1,987,200
Warrants (expiration 7/01/16)	06/30/11	0	0.00	0
Athersys, Inc.
Warrants (expiration 6/08/12)	6/07/07	0	0.00	0
Aveta, Inc.
Common	12/21/05	3,004,731	9.00	1,999,998
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08	2,377,226	0.22	762,351
Series D Cvt. Pfd.	12/10/10	782,117	0.13	800,153
Cvt. Promissory Notes	12/10/09 - 9/01/10	354,631	1.00	354,119
Warrants (expiration 12/11/19)	12/10/09, 2/11/10	177	0.00	0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10	177	0.00	0
Ceracor Laboratories, Inc.
Common	3/31/98	0	0.60	96,728
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98, 3/31/10	1,502,852	6.50	2,437,500
Series C-1 Cvt. Pfd.	3/31/01, 3/14/06	111,518	6.50	209,255
Series D Cvt. Pfd.	3/14/01, 3/14/06	1,668,383	6.50	1,820,682
Series F Cvt. Pfd.	9/05/07	268,149	6.50	265,499
Warrants (expiration 9/05/15)	9/05/07	3	0.00	0
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/07/02, 1/24/03	3,330,988	0.52	2,523,529
Series C Cvt. Pfd.	12/19/03	1,550,818	0.52	906,977
Series D Cvt. Pfd.	9/30/05	958,007	0.52	355,160
Series E Cvt. Pfd.	12/18/08	655,011	0.52	339,047
Euthymics Biosciences, Inc.
Series A Cvt. Pfd.	7/14/10 - 3/08/11	2,840,995	1.00	2,831,651
iCAD, Inc.
12 Month Lock-up Common	1/05/11	68,476	1.00	52,101
18 Month Lock-up Common	1/05/11	259,486	0.95	197,435
IntelliPharmaCeutics International, Inc.
Warrants (expiration 2/01/13)	1/31/11	0	1.19	547,638
Warrants (expiration 2/01/16)	1/31/11	0	1.39	639,678
Interlace Medical
Milestone Interest	1/14/11	3,865,670	101.93	3,922,489
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05	1,924,893	0.52	1,920,000

			Carrying
	Acquisition		Value
Security (j)	Date	Cost	per Unit	Value
MacroGenics, Inc.
Series D Cvt. Pfd.	9/04/08	1,318,294	0.65	234,007
Magellan Biosciences, Inc.
Series A Cvt. Pfd.	11/28/06 - 10/01/09	3,117,537	1.00	3,109,861
Warrants (expiration 4/01/19)	4/03/09	0	0.00	0
Warrants (expiration 5/06/19)	5/12/09	0	0.00	0
Medwave, Inc.
Warrants (expiration 8/21/11)	2/21/06	0	0.00	0
OmniSonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/01/03	1,801,555	0.001	1,548
Series B-1 Cvt. Pfd.	6/04/07, 11/15/07	961,365	0.001	1,263
Common	5/24/01, 7/02/07	2,409,096	0.001	93
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09	2,967,404	0.16	2,211,809
PHT Corporation
Series D Cvt. Pfd.	7/23/01	4,206,263	0.78	4,200,000
Series E Cvt. Pfd.	9/12/03 - 10/19/04	941,783	0.78	939,506
Series F Cvt. Pfd.	7/21/08	122,594	0.78	116,363
Songbird Hearing, Inc.
Common	12/14/00	3,004,861	0.67	139
Targegen
Milestone Interest	7/20/10	5,863,346	102.99	6,038,660
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00, 8/21/07	3,002,748	1.14	74,608
Series I Cvt. Pfd.	7/08/05	579,958	1.14	170,992
Tibion Corporation
Cvt. Pfd.	2/23/11	2,366,726	0.50	2,360,000
Veniti, Inc.
Series A Cvt. Pfd.	2/28/11	3,260,901	0.87	3,245,000
Xoft
Milestone Interest	1/5/2011	842,238	113.74	945,812
Zyomyx, Inc.
Common	2/19/99 - 1/12/04	3,902,233	0.25	18
		$69,924,903		$48,624,821

(j)  See Schedule of Investments and corresponding footnotes for more information on each issuer.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	8/22/2011

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	8/22/2011